Hartford Real Asset Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.20%	7.95%			6.47%
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	2.52%			3.32%
MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.48%	15.00%			10.24%
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%			5.73%
MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.19%	3.32%			3.79%
MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.07%	7.53%			6.74%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.68%	12.67%	11.72%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.41%	5.44%			5.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.99%	5.16%			4.64%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.79%	7.96%			6.56%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.48%	8.36%			6.38%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.75%	9.46%			7.47%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.99%	8.90%			6.89%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.40%	9.21%			7.20%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.91%	9.52%			7.50%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.78%	9.54%			7.53%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.90%	9.57%			7.55%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.75%	9.58%			7.53%

[1]	Class R6 shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.